Investment In Equity Accounted Associates - Carrying amount of investments in equity accounted associates (Details) $ in Thousands	24 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of associates [line items]
Carrying amount of investment	$ 2,243
MX Capital Limited | MX Capital Ltd CGU [Member]
Disclosure of associates [line items]
Impairment loss	0
Castcrown Limited
Disclosure of associates [line items]
Carrying amount of investment	$ 2,243